Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Lease Commitment under Operating Leases

The total lease commitment (minimum lease payments) under operating leases was:

	2018	2017
	(EUR’000)
Within 1 year	4,220	2,951
Within 1 to 5 years	11,798	12,485
After 5 years	3,609	3,957

Total commitments held under operating leases	19,627	19,393